Inventory - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory on-hand held by Amazon	$ 3.9	$ 6.1	$ 3.2